Revenue (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Revenue from Products and Services

	Year ended March 31,
	2017		2018		2019
Rendering of services	₹	522,061	₹	524,543	₹	571,301
Sales of products		28,341		20,328		14,544

	₹	550,402	₹	544,871	₹	585,845